UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2007

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     February 13, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       17
                                             ---------------
Form 13F Information Table Value Total:       $4,030,667
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM      005125109    121,168   10,329,711    SH           Sole             10,329,711
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC      COM      00763M108    216,149    8,811,635    SH           Sole              8,811,635
-----------------------------------------------------------------------------------------------------------------------------------
CHIMERA INVESTMENT CORPORATION   COM      16934Q109     17,880    1,000,000    SH           Sole              1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                  COM      170388102    125,967    3,458,731    SH           Sole              3,458,731
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                      COM      294429105    278,109    7,648,768    SH           Sole              7,648,768
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM      366651107    365,027   20,787,437    SH           Sole             20,787,437
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM      374393106     25,295    3,289,284    SH           Sole              3,289,284
-----------------------------------------------------------------------------------------------------------------------------------
INTL RECTIFIER CORP              COM      460254105     81,593    2,401,900    SH           Sole              2,401,900
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM      55269P302    422,215   21,707,700    SH           Sole             21,707,700
-----------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                      COM      615369105    138,441    3,877,900    SH           Sole              3,877,900
-----------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD            COM      G6359F103     22,304      814,300    SH           Sole                814,300
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                     COM      681904108    268,763   11,782,666    SH           Sole             11,782,666
-----------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC                COM      G7540P109    953,738   75,376,112    SH           Sole             75,376,112
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM      803111103    531,079   33,068,415    SH           Sole             33,068,415
-----------------------------------------------------------------------------------------------------------------------------------
SEALY CORPORATION                COM      812139301     43,609    3,897,182    SH           Sole              3,897,182
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM      91911X104    158,498   13,241,300    SH           Sole             13,241,300
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM	  G9435N108    260,832   14,711,325    SH           Sole             14,711,325
-----------------------------------------------------------------------------------------------------------------------------------